Share Capital	3 Months Ended
Mar. 31, 2026
Share Capital [Abstract]
SHARE CAPITAL

13. SHARE CAPITAL

The Class A Common shares together with the Class B Variable Voting shares represent Telesat Corporation’s Public Shares (“Telesat Public Shares”). The Class C Fully Voting shares and Class C Limited Voting shares shall be referred to as (“Class C Shares”). The Telesat Public Shares and Class C Shares together represent Telesat Corporation Shares (“Telesat Corporation Shares”).

The number of shares and stated value of the outstanding shares were as follows:

	March 31, 2026		December 31, 2025
	Number of shares	Stated value	Number of shares	Stated value
Telesat Public Shares	15,105,250	$80,777	14,730,782	$63,657
Class C Shares	112,841	6,340	112,841	6,340
	15,218,091	$87,117	14,843,623	$69,997

The breakdown of the number of shares of Telesat Public Shares, as at March 31, 2026, was as follows:

Telesat Public shares
Class A Common shares	5,307,901
Class B Variable Voting shares	9,797,349
Total Telesat Public shares	15,105,250

The number of Class A Common shares and Class B Variable Voting shares in the table above is based on information available to the Company.

In addition, the Company has one Class A Special Voting Share, one Class B Special Voting Share, one Class C Special Voting Share and one Golden Share outstanding, each with a nominal stated value as at March 31, 2026 and December 31, 2025. The voting rights of the Special Voting Shares and the Golden Share are more fully described in the Company’s Annual Report filed on Form 20-F for the year ended December 31, 2025 that can be obtained on the SEC’s website at https://www.sec.gov and on the SEDAR+ at https://www.sedarplus.ca.

During the three months ended March 31, 2026, 404,827 Restricted Share Units (“RSUs”) were settled for 208,582 Telesat Public Shares, on a net settlement basis (Three months ended March 31, 2025 — 443,485 RSUs were settled for 223,671 Telesat Public Shares, on a net settlement basis).

During the three months ended March 31, 2026, 224,822 Performance Share Units (“PSUs”) were settled for 113,880 Telesat Public Shares (Three months ended March 31, 2025 — 93,454 PSUs were settled for 46,360 Telesat Public Shares).

During the three months ended March 31, 2026, no Deferred Share Units (“DSUs”) were settled (Three months ended March 31, 2025 — 12,434 DSUs were settled for an equal number of Telesat Public Shares).

During the three months ended March 31, 2026, 1,638 Telesat Public Shares were issued in exchange for an equal number of Class A Limited Partnership units (“LP Units”) in Telesat Partnership LP (the “Partnership”) (Three months ended March 31, 2025 — 12,500 Telesat Public Shares were issued in exchange for an equal number of Class A LP Units).

During the three months ended March 31, 2026, 50,368 stock options were exercised in exchange for an equal number of Telesat Public Shares. There were no options exercised during the three months ended March 31, 2025.

The number and stated value of the outstanding LP Units of the Partnership as at March 31, 2026 and December 31, 2025 were as follows:

	March 31, 2026		December 31, 2025
	Number of shares	Stated value	Number of shares	Stated value
Class B LP Units	18,059,646	$49,424	18,061,284	$49,428
Class C LP Units	18,098,362	38,893	18,098,362	38,893
	36,158,008	$88,317	36,159,646	$88,321

On consolidation into Telesat Corporation, the stated value of the LP Units is included under non-controlling interest.